UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 28, 2011 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth Fund

February 28, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.5%
Consumer Discretionary - 11.2%
7 Days Group Holdings, Sponsored ADR*	63,244		$1,195,944
American Public Education, Inc.*	31,478		1,335,297
Ballantyne Strong, Inc.*	105,065		762,772
Build-A-Bear Workshop, Inc.*	123,064		814,684
Corinthian Colleges, Inc.*	145,512		762,483
Cost Plus, Inc.*	197,582		1,863,198
Einstein Noah Restaurant Group, Inc.	114,894		1,848,644
Exide Technologies, Inc.*	274,062		3,261,338
New York & Company, Inc.*	274,830	[2]	1,910,068
Steven Madden, Ltd.*	56,133		2,421,578
Ulta Salon, Cosmetics & Fragrance, Inc.*	67,603		2,821,073
Total Consumer Discretionary			18,997,079
Energy - 6.0%
Bronco Drilling Co., Inc.*	140,322	[2]	1,255,882
CVR Energy, Inc.*	134,308		2,538,421
Dawson Geophysical Co.*	20,813		1,038,985
GeoResources, Inc.*	78,315		2,464,573
GMX Resources, Inc.*	151,338		785,444
Tesco Corp.*	113,323		2,084,010
Total Energy			10,167,315
Financials - 4.0%
American Safety Insurance Holdings, Ltd.*	78,275		1,671,171
Cardtronics, Inc.*	111,967		2,121,775
Cathay General Bancorp	43,844		776,916
Encore Capital Group, Inc.*	19,158		521,672
Evercore Partners, Inc., Class A	50,538		1,742,550
Total Financials			6,834,084
Health Care - 20.7%
3SBio, Inc., Sponsored ADR*	125,531		1,933,177
Affymetrix, Inc.*	254,424		1,249,222
Air Methods Corp.*	30,360		1,762,094
Akorn, Inc.*	286,739		1,602,871
Analogic Corp.	30,490		1,652,558
BioScrip, Inc.*	327,542		1,382,227
Bruker Corp.*	92,528		1,775,612
Caliper Life Sciences, Inc.*	338,543		2,264,853
Cardiovascular Systems, Inc.*	77,347		688,388
Cutera, Inc.*	93,527		903,471
Hanger Orthopedic Group, Inc.*	45,990		1,237,131
HealthStream, Inc.*	224,472		1,748,637
HeartWare International, Inc.*	24,356		2,047,852
LCA-Vision, Inc.*	115,308		815,228
Medidata Solutions, Inc.*	72,061		1,867,101
MEDTOX Scientific, Inc.*	56,893		861,360
NxStage Medical, Inc.*	94,692		1,953,496
PAREXEL International Corp.*	94,133		2,209,302
PDI, Inc.*	145,489		1,261,390
Thoratec Corp.*	77,347		2,156,434
TomoTherapy, Inc.*	366,091		1,303,284
Transcend Services, Inc.*	108,127		2,302,024
Total Health Care			34,977,712

Essex Small/Micro Cap Growth Fund

February 28, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 17.5%
Acacia Research Corp.*	93,096		$2,729,575
Aceto Corp.	150,785		1,195,725
American Superconductor Corp.*	48,712	[2]	1,291,842
Cascade Corp.	34,493		1,685,328
CIRCOR International, Inc.	19,807		785,348
ESCO Technologies, Inc.	36,375		1,392,799
Fuelcell Energy, Inc.*	822,371		1,439,149
Greenbrier Co., Inc.*	67,881		1,695,667
Hardinge, Inc.	3,741		49,942
Interface, Inc., Class A	133,420		2,224,112
Kforce, Inc.*	99,200	[2]	1,771,712
LSI Industries, Inc.	159,373		1,233,547
Manitex International, Inc.*	150,546		740,686
PowerSecure International, Inc.*	113,333		838,664
Satcon Technology Corp.*	385,670		1,403,839
Tetra Technologies, Inc.*	64,122	[2]	1,506,867
Titan International, Inc.	151,334		3,635,043
Wabash National Corp.*	179,629		1,871,734
Westport Innovations, Inc.*	109,334		2,008,466
Total Industrials			29,500,045
Information Technology - 35.7%
ACI Worldwide, Inc.*	46,119		1,443,986
Acme Packet, Inc.*	29,269		2,202,200
Advent Software, Inc.*	50,189		1,455,481
Alliance Fiber Optic Products, Inc.*	25,059		337,044
Aruba Networks, Inc.*	82,045		2,498,270
AudioCodes, Ltd.*	325,398		2,118,341
Aviat Networks, Inc.*	276,846		1,691,529
Callidus Software, Inc.*	319,703		1,895,839
Ceva, Inc.*	71,423		1,628,444
Comtech Group, Inc.*	192,905		1,558,672
Concur Technologies, Inc.*	24,975		1,299,449
Daktronics, Inc.	123,586		1,415,060
DG FastChannel, Inc.*	43,157		1,428,928
Electronics for Imaging, Inc.*	12,231		188,724
Hackett Group, Inc., The*	190,145		686,423
Interactive Intelligence, Inc.*	107,847		3,711,015
Ixia*	142,168		2,495,048
JA Solar Holdings Co., Ltd., Sponsored ADR*	226,118		1,596,393
Keynote Systems, Inc.	89,938		1,582,009
KIT Digital, Inc.*	110,451		1,436,968
Limelight Networks, Inc.*	264,437		1,837,837
Loop Net, Inc.*	105,120		1,250,928
Marchex, Inc.	186,559	[2]	1,677,165
Network Engines, Inc.*	459,656		951,488
Opnext, Inc.*	467,315	[2]	1,958,050
Perficient, Inc.*	125,511		1,560,102
Power-One, Inc.*	263,899		2,171,889
Powerwave Technologies, Inc.*	671,281		2,477,027
Presstek, Inc.*	69,257		164,139
PROS Holdings, Inc.*	77,916		892,138
Radiant Systems, Inc.*	34,612		593,596

Essex Small/Micro Cap Growth Fund

February 28, 2011

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 35.7% (continued)
RealPage, Inc.*	60,721		$1,505,881
Renaissance Learning, Inc.	51,854		556,912
Richardson Electronics, Ltd.	145,678		1,893,814
STEC, Inc.*	84,106		1,718,286
Vocus, Inc.*	59,195		1,438,439
Web.com Group, Inc.*	177,026		2,251,771
Westell Technologies, Inc.*	401,149		1,311,757
Zix Corp.*	388,512		1,433,609
Total Information Technology			60,314,651
Materials - 1.7%
Headwaters, Inc.*	170,094		862,377
LSB Industries, Inc.*	66,336		2,008,654
Total Materials			2,871,031
Telecommunication Services - 1.7%
Global Crossing, Ltd.*	115,537	[2]	1,819,708
SureWest Communications*	85,720		1,116,074
Total Telecommunication Services			2,935,782
Total Common Stocks (cost $121,822,473)			166,597,699
Short-Term Investments - 4.5%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	353,256		281,910
BNY Mellon Overnight Government Fund, 0.10%[3]	1,386,000		1,386,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	5,797,470		5,797,470
Total Short-Term Investments (cost $7,536,726)			7,465,380
Total Investments - 103.0% (cost $129,359,199)			174,063,079
Other Assets, less Liabilities - (3.0)%			(5,000,287)
Net Assets - 100.0%			$169,062,792

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $132,517,986 for Federal income tax purposes at February 28, 2011, the aggregate gross unrealized appreciation and depreciation were $48,770,162 and $7,225,069, respectively, resulting in net unrealized appreciation of investments of $41,545,093.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its February 28, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of February 28, 2011, amounting to a market value of $1,691,638, or 1.0% of net assets.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Essex Small/Micro Cap Growth Fund
Investments in Securities
Common Stocks[1]	$166,597,699	—	—	$166,597,699
Short-Term Investments	7,183,470	$281,910	—	7,465,380

Total Investments in Securities	$173,781,169	$281,910	—	$174,063,079

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of February 28, 2011, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: April 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: April 7, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: April 7, 2011